Basis of Presentation and Summary of Significant Accounting Policies - Reserves For Doubtful Collection of Long-term Receivable (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2013
Allowance for Loan and Lease Losses [Roll Forward]
Balance, beginning of period	$ 21,877
Additions: Charges to bad debt expense	2,382
Deductions: Adjustments	(9)
Balance, end of period	24,250
Affiliates
Allowance for Loan and Lease Losses [Roll Forward]
Balance, beginning of period	21,807
Additions: Charges to bad debt expense	2,382
Deductions: Adjustments	0
Balance, end of period	24,189
Tenants and Others
Allowance for Loan and Lease Losses [Roll Forward]
Balance, beginning of period	70
Additions: Charges to bad debt expense	0
Deductions: Adjustments	(9)
Balance, end of period	$ 61